Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Other Contractual Obligations and Contingencies
Other Contractual Obligations and Contingencies

	Projected Payment Dates 1

(in thousands)	2024	2025 - 2026	2027 - 2028	After 2028	Total

Payments for mineral stream interests & royalty

Salobo 2	$163,000	$-	$16,000	$64,000	$243,000

Marathon	15,122	136,096	-	-	151,218

Cangrejos	19,300	126,000	126,000	-	271,300

Marmato	80,032	41,968	-	-	122,000

Santo Domingo	-	260,000	-	-	260,000

Copper World 3	-	231,150	-	-	231,150

Curipamba	250	162,000	-	-	162,250

Mineral Park	115,000	-	-	-	115,000

Platreef	411,500	-	-	-	411,500

Curraghinalt	-	55,000	-	-	55,000

Kudz Ze Kayah	43,500	-	-	-	43,500

Fenix Gold	25,000	-	-	-	25,000

Mt Todd Royalty	17,000	-	-	-	17,000

Loma de La Plata	-	-	-	32,400	32,400

Payments for early deposit mineral stream interest

Cotabambas	-	-	-	126,000	126,000

Toroparu	-	-	-	138,000	138,000

Kutcho	-	-	29,000	29,000	58,000

Leases liabilities	898	1,211	1,338	4,769	8,216

Total contractual obligations	$890,602	$1,013,425	$172,338	$394,169	$2,470,534

1)	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
2)	As more fully explained below, the expansion payment relative to the Salobo III expansion project is dependent on the timing and size of the throughput expansion.
3)	Figure includes contingent transaction costs of $1 million.

Gold [member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Gold

Mineral Stream Interests	Attributable Payable Production to be Purchased		Per Ounce Cash Payment 1		Term of Agreement		Date of Original Contract

Constancia	50%		$420	2	Life of Mine		8-Aug-12

Salobo	75%		$425		Life of Mine		28-Feb-13

Sudbury	70%		$400		20 years		28-Feb-13

San Dimas	variable	3	$631		Life of Mine		10-May-18

Stillwater	100%		18%	4	Life of Mine		16-Jul-18

Marathon	100%	5	18%	4	Life of Mine		26-Jan-22

Other

Minto	100%	6	50%	6	Life of Mine		20-Nov-08

Copper World	100%		$450		Life of Mine		10-Feb-10

Marmato	10.5%	5	18%	4	Life of Mine		5-Nov-20

Santo Domingo	100%	5	18% 4		Life of Mine		24-Mar-21

Fenix	6%	5	18% 4		Life of Mine		15-Nov-21

Blackwater	8%	5	35%		Life of Mine		13-Dec-21

Curipamba	50%	5	18% 4		Life of Mine		17-Jan-22

Goose	2.78%	5	18% 4		Life of Mine		8-Feb-22

Cangrejos	6.6%	5	18% 4		Life of Mine		16-May-23

Platreef 8	62.5%	5	$100 5		Life of Mine	5	7-Dec-21

Curraghinalt	3.05%	5	18% 4		Life of Mine		15-Nov-23

Kudz Ze Kayah 8	6.875%	7	20%		Life of Mine		22-Dec-21

Early Deposit

Toroparu	10%		$400		Life of Mine		11-Nov-13

Cotabambas	25%	5	$450		Life of Mine		21-Mar-16

Kutcho	100%		20%		Life of Mine		14-Dec-17

1)
The production payment is measured as either a fixed amount per ounce of gold delivered, or as a percentage of the spot price of gold on the date of delivery. Contracts where the payment is a fixed amount per ounce of gold delivered are subject to an annual inflationary increase, with the exception of Sudbury. Additionally, should the prevailing market price for gold be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.

2)	Subject to an increase to $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
5)	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved:
a.	Marathon – reduced to 67% once the Company has received 150,000 ounces of gold.
b.	Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold.
c.	Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold.
d.	Fenix – reduced to 4% once the Company has received 90,000 ounces of gold, with a further reduction to 3.5% once the Company has received 140,000 ounces.
e.	Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold.
f.	Curipamba – reduced to 33% once the Company has received 145,000 ounces of gold.
g.	Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces.
h.	Cangrejos – reduced to 4.4% once the Company has received 700,000 ounces of gold.
i.
Platreef - reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold.

If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate.

j.	Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold.
k.	Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces.
6)
The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter. On May 13, 2023
,
Minto Metals Corp., announced the suspension of operations at the Minto mine. Prior to this, the parties were in discussions in connection with a possible restructuring of the Minto PMPA. During that negotiation period, the cash payment per ounce of gold delivered was set at 90% of spot price. Following the May 13 announcement, and as negotiations were not successful, the price of deliveries of gold reverts to 50% of spot price as set out in the existing Minto PMPA.

7)
Under the Kudz Ze Kayah PMPA, the Company will be entitled to purchase staged percentages of produced
gold ranging from 6.875% to 7.375% until 330,000 ounces of gold are produced and delivered, thereafter reducing to a range of 5.625% to 6.125% until a further 59,800 ounces of gold are produced and delivered, further reducing to a range of 5% to 5.5% until a further 270,200 ounces of gold are produced
and
delivered for a total of 660,000 ounces of gold thereafter ranging between 6.25% and 6.75%.

8)
On November 15, 2023, the Company entered into the Orion Purchase Agreement (Note 29) to acquire the Platreef and Kudz Ze Kayah PMPAs. Closing of the Orion Purchase Agreement occurred on February 27, 2024.

Silver [member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Silver

Mineral Stream Interests	Attributable Payable Production to be Purchased		Per Ounce Cash Payment 1		Term of Agreement	Date of Original Contract

Peñasquito	25%		$4.50		Life of Mine	24-Jul-07

Constancia	100%		$6.20	²	Life of Mine	8-Aug-12

Antamina	33.75%		20%		Life of Mine	3-Nov-15

Other

Los Filos	100%		$4.68		25 years	15-Oct-04

Zinkgruvan	100%		$4.68		Life of Mine	8-Dec-04

Stratoni	100%		$11.54		Life of Mine	23-Apr-07

Neves-Corvo	100%		$4.46		50 years	5-Jun-07

Aljustrel	100%	3	50%		50 years	5-Jun-07

Minto	100%	4	$4.39		Life of Mine	20-Nov-08

Pascua-Lama	25%		$3.90		Life of Mine	8-Sep-09

Copper World	100%		$3.90		Life of Mine	10-Feb-10

Loma de La Plata	12.5%		$4.00		Life of Mine	n/a	5

Marmato	100%	6	18%	7	Life of Mine	5-Nov-20

Cozamin	50%	6	10%		Life of Mine	11-Dec-20

Blackwater	50%	6	18%	7	Life of Mine	13-Dec-21

Curipamba	75%		18%	7	Life of Mine	17-Jan-22

Mineral Park	100%		18%	7	Life of Mine	24-Oct-23

Kudz Ze Kayah 9	6.875	8	20%		Life of Mine	22-Dec-21

Early Deposit

Toroparu	50%		$3.90		Life of Mine	11-Nov-13

Cotabambas	100%	6	$5.90		Life of Mine	21-Mar-16

Kutcho	100%		20%		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of silver delivered, or as a percentage of the spot price of silver on the date of delivery. Contracts where the payment is a fixed amount per ounce of silver delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata. Additionally, should the prevailing market price for silver be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver after the initial 40-year term.
3)
Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine. On September 12, 2023, it was announced that the production of the zinc and lead concentrates at the Aljustrel mine will be halted from September 24, 2023 until the second quarter of 2025.

4)	On May 13, 2023, Minto Metals Corp. announced the suspension of operations at the Minto mine.
5)	Terms of the agreement not yet finalized.
6)	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved:
a.	Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver.
b.	Cozamin – reduced to 33% once the Company has received 10 million ounces of silver.
c.	Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver.
d.	Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces.
7)	To be increased to 22% once the total market value of all metals delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
8)
Under the Kudz Ze Kayah PMPA, the Company will be entitled to purchase: staged percentages of produced
silver ranging from 6.875% to 7.375% until 43.30 million ounces of silver are produced and delivered, thereafter reducing to a range of 5.625% to 6.125% until a further 7.96 million ounces of silver are produced and delivered, further reducing to a range of 5% to 5.5% until a further 35.34 million ounces of silver are produced
and
delivered for a total of 86.6 million ounces of silver and thereafter ranging between 6.25% and 6.75%.

9)	On November 15, 2023, the Company entered into the Orion Purchase Agreement (Note 29) to acquire the Kudz Ze Kayah PMPA. Closing of the Orion Purchase Agreement occurred on February 27, 2024.

Palladium Platinum And Cobalt [Member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Palladium and Platinum and Per Pound for Cobalt

Mineral Stream Interests	Attributable Payable Production to be Purchased	Per Unit of Measurement Cash Payment 1	Term of Agreement		Date of Original Contract

Palladium
Stillwater	4.5% ²	18% ³	Life of Mine		16-Jul-18
Platreef 4	5.25% ²	30% ²	Life of Mine	2	7-Dec-21

Platinum
Marathon	22% ²	18% ³	Life of Mine		26-Jan-22
Platreef 4	5.25% ²	30% ²	Life of Mine	2	7-Dec-21

Cobalt
Voisey’s Bay	42.4% ²	18% ³	Life of Mine		11-Jun-18

1)	The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery.
2)	Under certain PMPAs, the Company’s attributable metal percentage will be reduced once certain thresholds are achieved:
a.	Stillwater – reduced to 2.25% once the Company has received 375,000 ounces of palladium, with a further reduction to 1% once the Company has received 550,000 ounces.
b.
Platreef – reduced to 3% once the Company has received 350,000 ounces of combined palladium and platinum, with a further reduction to 0.1% once the Company has received a combined 485,115 ounces, at which point the per ounce cash payment increases to 80% of the spot price of palladium and platinum. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 0.1% residual palladium and platinum stream will terminate.

c.	Marathon – reduced to 15% once the Company has received 120,000 ounces of platinum.
d.	Voisey’s Bay – reduced to 21.2% once the Company has received 31 million pounds of cobalt.
3)	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per unit cash payment, exceeds the initial upfront cash deposit.
4)	On November 15, 2023, the Company entered into the Orion Purchase Agreement (Note 29) to acquire the Platreef PMPA. Closing of the Orion Purchase Agreement occurred on February 27, 2024.